Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ (4,151)	$ (6,340)
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	6,441	5,711
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 96,601	$ 105,984
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.33%	9.13%
Hedging	$ 43	$ 61
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.00%	11.51%
Hedging	$ 544	$ 525
Before hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.66%
Hedging		$ 190
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.16%	3.23%
Hedging	$ 2,055	$ 1,942
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.08%	0.24%
Hedging	$ 4,214	$ 3,138
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.82%	1.80%
Hedging	$ 25,346	$ 28,217
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.36%	1.94%
Hedging	$ 1,749	$ 1,399
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.83%	4.28%
Hedging	$ 62,205	$ 68,820
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.82%	7.19%
Hedging	$ 225	$ 709
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	7.31%	8.43%
Hedging	$ 416	$ 311
Before hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.87%	2.95%
Hedging	$ 210	$ 214
Before hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.71%	3.22%
Hedging	$ 1,647	$ 1,951
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.82%	3.82%
Hedging	$ 4,373	$ 4,218
Before hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.37%
Hedging	$ 15
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9,690	7,038
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 93,352	$ 104,656
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.33%	6.86%
Hedging	$ 43	$ 133
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9.00%	12.13%
Hedging	$ 544	$ 453
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.38%
Hedging		$ 206
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.16%	3.23%
Hedging	$ 2,055	$ 1,942
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.08%	0.24%
Hedging	$ 4,214	$ 3,138
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.82%	1.65%
Hedging	$ 29,338	$ 36,044
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.85%	2.21%
Hedging	$ 4,269	$ 2,638
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	5.02%	4.66%
Hedging	$ 54,551	$ 59,370
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.46%	7.19%
Hedging	$ 954	$ 709
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	6.95%	8.43%
Hedging	$ 489	$ 311
After hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.87%	2.95%
Hedging	$ 210	$ 214
After hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.71%	3.22%
Hedging	$ 1,647	$ 1,951
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.79%	3.79%
Hedging	$ 3,713	$ 3,586
After hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.46%	2.45%
Hedging	$ 1,015	$ 1,000